Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Aggregate balance - January 1	$ 20,347	$ 20,984
New loans	1,726	4,439
Repayments	(2,032)	(5,076)
Aggregate balance - December 31	$ 20,041	$ 20,347